INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
16.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

China Lodging Holdings (HK) Limited and Starway Hotels (HongKong) Limited are subject to Hong Kong profit tax at a rate of 16.5% in 2013, 2014 and 2015. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

China Lodging Holdings Singapore Pte. Ltd. is subject to Singapore corporate income tax at a rate of 17% in 2013, 2014 and 2015. No Singapore profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Singapore during the years presented.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Hanting Technology (Suzhou) Co., Ltd, as a recognized software development entity located at Suzhou Industrial Park in Suzhou of PRC, is entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years’ tax losses. Hanting Suzhou has entered into the first tax profitable year in 2011.

Mengguang Information and Technology (Shanghai) Co., Ltd, as a recognized software development entity located in Shanghai of PRC, is entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years’ tax losses. Mengguang has entered into the first tax profitable year in 2014.

Tax expense (benefit) is comprised of the following:

	As of December 31,
	2013	2014	2015
Current Tax	127,439	155,496	246,678
Deferred Tax	(22,619)	(42,391)	(50,149)
Total	104,820	113,105	196,529

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2013	2014	2015
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	3%	2%	3%
Effect of different tax rate of group entities operating in other jurisdictions	(1%)	—	—
Effect of change in valuation allowance	3%	3%	5%
Effect of tax holiday	(3%)	(3%)	(7%)
Effect of cash dividends	—	—	5%
Effective tax rate	27%	27%	31%

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2013	2014	2015
Aggregate amount	12,721	9,131	41,288
Per share effect—basic	0.05	0.04	0.16
Per share effect—diluted	0.05	0.04	0.16

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2014 and 2015 are as follows:

	As of December 31,
	2014	2015
Deferred tax assets:
Net loss carryforward	113,333	158,910
Pre-opening expenses	306	785
Deferred revenue	62,977	72,914
Deferred rent	4,684	5,316
Long-term assets	8,460	27,341
Bad debt provision	1,494	1,390
Accrual for customer loyalty program	17,869	28,437
Accrued payroll	2,462	2,791
Other accrued expenses	4,457	850
Share-based compensation	9,745	10,857
Others	577	1,613
Valuation allowance	(62,868)	(92,527)
Total deferred tax assets	163,496	218,677
Deferred tax liabilities:
Favorable lease	23,545	30,641
Capitalized interest	4,410	4,163
Unrealized gain for investment	9,485	16,636
Others	1,039	9,853
Total deferred tax liabilities	38,479	61,293
Deferred tax assets are analyzed as:
Current	80,026	98,200
Non-Current	83,470	120,477
	163,496	218,677
Deferred tax liabilities are analyzed as:
Current	701	1,465
Non-current	37,778	59,828
	38,479	61,293

For the years ended December 31, 2014 and 2015, valuation allowance of RMB29,693 and RMB47,122 were provided, respectively, RMB18,421 and RMB15,508 were reversed, respectively, and nil and RMB1,955 were written off, respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of December 31, 2015, the Group had tax loss carryforwards of RMB635,640 which will expire between 2016 and 2020 if not used.

The Group determines whether or not a tax position is "more-likely-than-not" of being sustained upon audit based solely on the technical merits of the position. At December 31, 2014 and 2015, the Group had recorded uncertain tax benefits of approximately RMB8,345 and RMB14,755 associated with the interests on intercompany loans, respectively. No interest or penalty expense was recorded for the years ended December 31, 2013, 2014 and 2015. The Group does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

The following table is a roll-forward of the unrecognized tax benefits:

	As of December 31,
	2013	2014	2015
Balance at January 1	4,148	7,122	8,345
Addition for tax positions	2,974	1,223	6,410
Balance at December 31	7,122	8,345	14,755

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. A lower withholding tax rate may be applied if there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region if the holding company is the beneficial owner of the dividends. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. The cumulated undistributed earnings of the Group's PRC subsidiaries were RMB1,223,689 as of December 31, 2015. In December 2015, with the Group’s declaration of one-time cash dividends, PRC dividend withholding tax of RMB30,696 had been accrued accordingly for the distribution from the Group's PRC subsidiaries to the Company. The Group intends to indefinitely reinvest the remaining undistributed earnings of the Group’s PRC subsidiaries, and therefore, no additional provision for PRC dividend withholding tax was accrued.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2011 through 2015 on non-transfer pricing matters, and from 2006 through 2015 on transfer pricing matters.